Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions and Divestitures
Schedule of final allocation of the purchase price to the assets and liabilities

(in millions)
Assets acquired
Current assets	$4
Property and equipment	1
Right of use assets	1
Goodwill	150
Other intangible assets	97
Total assets acquired	$253
Liabilities assumed
Accounts payable	$2
Unearned revenue	2
Lease liabilities – non-current	1
Deferred tax liability – non-current	25
Other non-current liabilities	9
Total liabilities assumed	$39
Net assets acquired	$214

Schedule of the fair values of the components of the identifiable intangible assets acquired and their useful lives

		Weighted
		Average
(in millions)	Fair Value	Useful Lives
Databases and software	$10	8 years
Customer relationships	81	20 years
Trade names	6	7 years
Total Identifiable Intangible Assets	$97	18 years